Derivative Financial Instruments (Derivative Instruments Carrying Value) (Details) (Not Designated As Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative assets	$ 29	[1]	$ 134	[1]
Derivative liabilities	230	[1]	223	[1]
Fuel Oils [Member] | Other current assets [Member]
Derivative [Line Items]
Derivative assets	8	[1]	17	[1]
Fuel Oils [Member] | Other assets [Member]
Derivative [Line Items]
Derivative assets	4	[1]	6	[1]
Fuel Oils [Member] | MTM derivative liabilities [Member]
Derivative [Line Items]
Derivative liabilities	2	[1]	1	[1]
Fuel Oils [Member] | Other deferred credits and liabilities [Member]
Derivative [Line Items]
Derivative liabilities	2	[1]		[1]
Natural Gas [Member] | Other current assets [Member]
Derivative [Line Items]
Derivative assets	1	[1]	3	[1]
Natural Gas [Member] | Other assets [Member]
Derivative [Line Items]
Derivative assets	1	[1]	1	[1]
Natural Gas [Member] | MTM derivative liabilities [Member]
Derivative [Line Items]
Derivative liabilities	64	[1]	103	[1]
Natural Gas [Member] | Other deferred credits and liabilities [Member]
Derivative [Line Items]
Derivative liabilities	45	[1]	92	[1]
Power [Member] | Other current assets [Member]
Derivative [Line Items]
Derivative assets	14	[1]	30	[1]
Power [Member] | Other assets [Member]
Derivative [Line Items]
Derivative assets	1	[1]	77	[1]
Power [Member] | MTM derivative liabilities [Member]
Derivative [Line Items]
Derivative liabilities	25	[1]	18	[1]
Power [Member] | Other deferred credits and liabilities [Member]
Derivative [Line Items]
Derivative liabilities	90	[1]	8	[1]
Uranium [Member] | MTM derivative liabilities [Member]
Derivative [Line Items]
Derivative liabilities	1	[1]		[1]
Uranium [Member] | Other deferred credits and liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ 1	[1]	$ 1	[1]

[1]	Includes derivatives subject to regulatory deferral.